Revenue	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Revenue [Text Block]
7.	Revenue

	Year ended December 31
	2017	2016	2015

Gold	$74,979	$121,553	$169,790
Silver	16,790	$26,028	$43,402
	$91,769	$147,581	$213,192

a) Silver Purchase Agreement

The Silver Purchase Agreement provides that for the life of the mine, the first 6.0 million ounces of silver produced per annum by the San Dimas mine, plus 50% of the excess silver produced above this amount, must be sold to Wheaton Precious Metals International Ltd. (“WPMI”), formerly Silver Wheaton Caymans (“SWC”), at the lesser of $4.32 per ounce (adjusted by 1% per year) and market prices. All silver not sold to WPMI is available to be sold by the Company at market prices.

The contract year for purposes of the threshold runs from August 6 of a year to August 5 of the following year. The threshold for the year ended August 5, 2017 was not exceeded ( 4.3 million ounces were delivered under the contract), while the threshold for the year ended August 5, 2016 was exceeded in July 2016 and the threshold for August 5, 2015 was met in July 2015. During the year ended December 31, 2017 the Company did not sell any silver at market prices (year ended December 31, 2016 - 0.2 million ounces and year ended December 31, 2015 – 0.8 million ounces were sold at market prices).

In connection with the Arrangement Agreement, First Majestic has entered into agreements with WPMI, whereby, following closing of the Arrangement, the Silver Purchase Agreement will be terminated and replaced with a new stream which will provide for a reduction in the amount of payable metal content.

b) Gold Purchase Agreement

The Company had a gold purchase agreement related to the Black Fox Mine, which was disposed of in October 2017. Under the agreement, the Company was obligated to sell 8% of the gold production at the Black Fox Mine and 6.3% at the adjoining Pike River property (“Black Fox Extension”).

During the year ended December 31, 2017, the Company recorded revenue classified as discontinued operations of $2.5 million (2016 - $2.7 million and 2015 - $3.0 million) under the contract terms.